7. CONVERTIBLE NOTES PAYABLE, RELATED PARTY (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Unrealized loss from derivatives	$ (517,858)	$ 1,191,857	$ (476,450)	$ 81,717	$ 782,556	$ 174,719
Amortization of debt discounts			660,896	292,084	816,642	255,543
Convertible Notes Payable
Convertible notes issued to officers and key employees	280,000		280,000
Interest rate	8.00%		8.00%
Maturity date			Dec. 31, 2014
Fair value of debt derivative	262,285		262,285
Fair value of embedded derivatives	384,813		384,813
Unrealized loss from derivatives	(363,214)		(331,114)
Amortization of debt discounts	32,672	32,672	64,985	64,985
Accrued interest expense	$ 33,541		$ 33,541